Share Capital (Details 4)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Statement [Line Items]
Warrants Outstanding, Beginning	638,510	11,523,710
Warrants Issued		0
Warrants Expired		(10,885,200)
Warrants Outstanding, Ending		638,510
Exercise Price Five [Member]
Statement [Line Items]
Warrants Issued	638,510
Warrants Expired	0
Exercise Price | $ / shares	$ 0.75
Expiry Date	October 28, 2023
Warrants Outstanding, Beginnings	0
Warrants Outstanding, Ending	638,510	0
Exercise Price One [Member]
Statement [Line Items]
Warrants Outstanding, Beginning	0	4,000,000
Warrants Exercised		0
Warrants Expired		(4,000,000)
Warrants Outstanding, Ending		0
Exercise Price | $ / shares		$ 0.65
Expiry Date		October 7, 2022
Exercise Price Two [Member]
Statement [Line Items]
Warrants Outstanding, Beginning	0
Warrants Exercised		0
Warrants Expired		(6,500,000)
Warrants Outstanding, Ending		0
Exercise Price | $ / shares		$ 0.65
Expiry Date		November 12, 2022
Warrants Outstanding, Beginnings		6,500,000
Exercise Price Three [Member]
Statement [Line Items]
Warrants Exercised		0
Exercise Price | $ / shares		$ 0.65
Expiry Date		November 12, 2022
Warrants Outstanding, Beginnings	0	385,200
Warrants Expired		(385,200)
Warrants Outstanding, Ending		0
Exercise Price Four [Member]
Statement [Line Items]
Warrants Issued		0
Warrants Exercised		0
Exercise Price | $ / shares		$ 0.75
Expiry Date		October 28, 2023
Warrants Outstanding, Beginnings	638,510	638,510
Warrants Outstanding, Ending		638,510